Cover Page	3 Months Ended
Aug. 31, 2025
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	CYTODYN INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001175680
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1